Company financial information - Distributions paid and received and commitments and contingencies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distributions paid and received
Dividend paid to shareholders	€ 148	€ 270
Ardagh Group S.A.
Distributions paid and received
Dividend received from subsidiary	150	267	€ 0
Dividend paid to shareholders	€ 148	€ 270	€ 0